Basic and diluted loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Basic And Diluted Earnings Per Share1 [Abstract]
Summary of Earnings Per Share

Basic and diluted loss per share

	December 31,	December 31,	December 31,
	2022	2021	2020
	€	€	€
Net Loss	(76,332,557)	(42,700,486)	(25,990,069)
Weighted average number of ordinary shares outstanding	33,585,976	30,411,902	4,850,000
Basic and diluted loss per share	(2.27)	(1.40)	(5.36)